STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS
Schedule of assumptions of stock warrants
	March 31, 2026	March 31, 2025
Exercise price	$1.30 - 8.29	$8.29
Dividend yield	0%	0%
Volatility	143 - 207%	146%
Risk-free interest rate	4.09 - 5.04%	4.45%
Expected life (years)	1.9 - 5.8	4.5

	December 31, 2025	December 31, 2024
Exercise price	$1.30-8.29	$38.00-682.00
Dividend yield	0%	0%
Volatility	155-175%	147-173%
Risk-free interest rate	3.59-4.36%	3.91-4.50%
Expected life (years)	2.0-5.0	2.3-5.3

Schedule of warrant outstanding
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2025	4,938,062	$1.30-1,485.00	3.9	$3.30	$-
Warrants granted	-	-	-	-	-
Warrants exercised	(920,324)	1.55	4.8	1.55	-
Warrants expired	-	-	-	2,163.68	-
Balance at March 31, 2026	4,017,738	$1.30 - 1,485.00	3.4	$3.70	$-

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,563,182	$9.60 – 4,675.00	4.8	$10.40	$-
Warrants granted	3,954,151	$1.30 – 8.29	3.9	$1.97	$-
Warrants exercised	(579,219)	$8.29 – 9.60	-	$8.39	$-
Warrants expired/forfeited	(52)	1,650.00-4,675.00	-	$2,163.68	$-
Balance at December 31, 2025	4,938,062	$1.30 – 1,485.00	3.9	3.30	$-
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	9,642	$1,485.00-5,841.00	4.6	$1,716.00	$-
Warrants granted	2,426,413	9.60-297.00		11.50	$-
Warrants exercised	(872,873)	9.60-297.00	4.8	17.10	$-
Warrants expired	-	-		-	$-
Balance at December 31, 2024	1,563,182		4.8	10.40	$-

Schedule of outstanding stock options
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,563,182	$9.60 – 4,675.00	4.8	$10.40	$-
Warrants granted	245,960	8.29	4.5	8.29	-
Warrants exercised	(579,219)	8.29-9.60	4.5	8.39	-
Warrants expired	-	-	-	-	-
Balance at March 31, 2025	1,229,923	$8.29-4,675.00	4.5	$9.31	$-

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	-
Options granted	-	-	-	-	-
Options exercised	-	-	-	-	-
Options cancelled	-	-	-	-	-
Options expired/forfeited	(113)	748.00-3,366.00	-	2,110.55	-
Balance at December 31, 2025	1,210	$528.00-10,230.00	4.5	$2,170.91	-

Exercisable at December 31, 2025	1,210	$528.00-10,230.00	4.6	$2,189.63	-
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2023	1,541	$528.00-10,230.00	5.7	$2,211.00	-
Options granted	-	-	-	-	-
Options exercised	-	-	-	-	-
Options cancelled	-	-	-	-	-
Options expired/forfeited	(218)	-	-	2,591.50	-
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	-

Exercisable at December 31, 2024	1,323	$528.00-10,230.00	5.0	$2,221.70	-

Schedule of RSU activity under the Plan
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2025	1,210	$528.00-10,230.00	4.6	$2,170.91	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired/Forfeited	-	-	-	-	-
Balance at March 31, 2026	1,210	$528.00-10,230.00	4.2	$2,170.91	$-

Exercisable at March 31, 2026	1,190	$528.00-10,230.00	4.6	$2,145.34	$-
			Weighted
	Options Outstanding	Exercise Price	Average Remaining	Weighted Average	Aggregate
	Number of	Per	Contractual Life	Exercise	Intrinsic
	Shares	Share	(Years)	Price	Value
Balance at December 31, 2024	1,323	$528.00-10,230.00	4.9	$2,178.70	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired/Forfeited
Balance at March 31, 2025	1,323	$528.00-10,230.00	4.7	$2,178.70	-

Exercisable at March 31, 2025	1,120	$528.00-10,230.00	4.8	2,204.13	-

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period (Years)
Unvested at December 31, 2023	194	$2,068.00	1.7
Granted	-	-	-
Vested	(104)	2,387.00
Unvested at December 31, 2024	90	$1,683.00	1.0
Granted	-	-	-
Vested	-		-
Expired/forfeited	(90)	1,683.00	-
Unvested at December 31, 2025	-	-	-